Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 187,831	$ 257,868
Restricted cash	2,041	24,704
Accounts receivables, net	86,219	85,721
Due from affiliate companies	8,328	50,837
Inventories	26,588	31,555
Prepaid expenses and other current assets	28,979	19,882
Total current assets	339,986	470,567
Vessels, port terminal and other fixed assets, net	1,808,883	1,746,493
Deferred financing costs, net	33,160	28,273
Deferred dry dock and special survey costs, net	29,354	26,661
Loan receivable from affiliate company	2,660	35,000
Long-term receivable from affiliate companies	5,144	57,701
Investment in affiliates	335,303	197,291
Investments in available-for-sale securities	7,660	559
Other long term assets	5,463	9,523
Intangibles other than goodwill	191,664	209,058
Goodwill	160,336	160,336
Total non-current assets	2,579,627	2,470,895
Total assets	2,919,613	2,941,462
Current liabilities
Accounts payable	51,692	63,921
Accrued expenses and other liabilities	64,199	75,681
Deferred income and cash received in advance	13,215	15,326
Current portion of capital lease obligations	1,400	1,353
Current portion of long term debt	19,261	33,095
Total current liabilities	149,767	189,376
Senior and ship mortgage notes, net of discount and including premium	1,293,156	1,034,141
Long term debt, net of current portion	198,832	290,976
Capital lease obligations, net of current portion	22,359	23,759
Unfavorable lease terms	27,074	32,006
Other long term liabilities and deferred income	25,221	29,643
Deferred tax liability	13,869	18,522
Total non-current liabilities	1,580,511	1,429,047
Total liabilities	1,730,278	1,618,423
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding as of both December 31, 2013 and 2012.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 104,261,029 and 103,255,409, as of December 31, 2013 and 2012, respectively	10	10
Additional paid-in capital	552,778	547,377
Accumulated other comprehensive loss	(11,172)	(558)
Retained earnings	524,079	659,547
Total Navios Holdings stockholders' equity	1,065,695	1,206,376
Noncontrolling interest	123,640	116,663
Total stockholders' equity	1,189,335	1,323,039
Total liabilities and stockholders' equity	$ 2,919,613	$ 2,941,462